Share Capital - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 08, 2020	Nov. 24, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Number of options granted according to option plan of the company	1,343,000	125,000	1,346,000	1,305,000	30,000	50,000	128,000	1,468,000	1,346,000	1,513,000
Exercise price per Ordinary Share	$ 1.22	$ 1.17	$ 1.22	$ 1.22	$ 1.78	$ 2.22	$ 6.9		$ 1.22	$ 1.22
The fair value of options on date of grant	$ 1,753	$ 135	$ 1,411	$ 1,300	$ 46	$ 119	$ 838		$ 1,411	$ 1,300